51 Madison Avenue

New York, New York 10010

August 29, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Investments ETF Trust (Registration Nos.: 333-152915 and 811-22227)

Dear Sir/Madam:

On behalf of New York Life Investments ETF Trust (the “Registrant”), pursuant to Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that (i) the forms of the Prospectuses and the Statement of Additional Information that would have filed pursuant to Rule 497(c) under the Securities Act do not differ from those contained in Post-Effective Amendment No. 224, which was filed on August 26, 2024, and (ii) the text of Post-Effective Amendment No. 224 was filed electronically on August 26, 2024.

Please do not hesitate to contact Matthew V. Curtin at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary

cc:  Barry Pershkow, Chapman and Cutler LLP